Goodwill and Other Intangible Assets, Net (Finite-lived Intangible Assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Finite-lived Intangible Assets
Gross Intangible Assets, Beginning Balance	$ 733.2	$ 686.4
Acquisitions	14.8	46.8
Gross Intangible Assets, Ending Balance	748.0	733.2
Accumulated Amortization, Beginning Balance	(434.3)	(370.6)
Additions Charged to Expense	(67.3)	(63.7)
Accumulated Amortization, Ending Balance	(501.6)	(434.3)
Net Intangibles	246.4	298.9
Customer relationships, franchise and other municipal agreements [Member]
Finite-lived Intangible Assets
Gross Intangible Assets, Beginning Balance	641.2	598.9
Acquisitions	10.4	42.3
Gross Intangible Assets, Ending Balance	651.6	641.2
Accumulated Amortization, Beginning Balance	(369.1)	(309.7)
Additions Charged to Expense	(61.9)	(59.4)
Accumulated Amortization, Ending Balance	(431.0)	(369.1)
Net Intangibles	220.6	272.1
Non-compete agreements [Member]
Finite-lived Intangible Assets
Gross Intangible Assets, Beginning Balance	26.8	23.6
Acquisitions	4.0	3.2
Gross Intangible Assets, Ending Balance	30.8	26.8
Accumulated Amortization, Beginning Balance	(18.2)	(14.8)
Additions Charged to Expense	(3.9)	(3.4)
Accumulated Amortization, Ending Balance	(22.1)	(18.2)
Net Intangibles	8.7	8.6
Other intangibles assets [Member]
Finite-lived Intangible Assets
Gross Intangible Assets, Beginning Balance	65.2	63.9
Acquisitions	0.4	1.3
Gross Intangible Assets, Ending Balance	65.6	65.2
Accumulated Amortization, Beginning Balance	(47.0)	(46.1)
Additions Charged to Expense	(1.5)	(0.9)
Accumulated Amortization, Ending Balance	(48.5)	(47.0)
Net Intangibles	$ 17.1	$ 18.2